ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2015
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of the Group's subsidiaries, VIEs and VIEs' subsidiaries

	Date of acquisition/ incorporation	Place of establishment/ incorporation	Percentage of legal ownership
Subsidiaries:
New Admiral Limited ("New Admiral")	April 27, 2015	Cayman Islands	100%
Join Me Group (HK) Investment Company Limited ("JMU")	June 8, 2015	Hong Kong	100%
Join Me Group Supply Chain Management Company Limited("JMU Supply Chain")	October 15, 2015	Hong Kong	100%
Shanghai Zhongming Supply Chain Management Co., Ltd. ( "Shanghai Zhongming" or "WOFE" )	June 8, 2015	PRC	100%

VIE:
Shanghai Zhongmin Supply Chain Management Co., Ltd. ("Shanghai Zhongmin")	June 8, 2015	PRC	N/A

VIE's subsidiaries:
Hefei Zhonglian Supply Chain Management Co., Ltd. ("Hefei Zhonglian")	June 8, 2015	PRC	N/A
Suzhou Zhongming Internet Technology Co., Ltd. ( "Suzhou Zhongming")	June 8, 2015	PRC	N/A
Shanghai Zhonglan Supply Chain Management Co., Ltd. ("Shanghai Zhonglan")	June 8, 2015	PRC	N/A
Shanghai Changzhong Supply Chain Management Co., Ltd. ("Shanghai Changzhong")	June 8, 2015	PRC	N/A
Ningbo Jiangdong Zhongmin Supply Chain Management Co., Ltd. ( “ Ningbo Jiangdong ” )	June 8, 2015	PRC	N/A
Nanjing Zhongminyuan Internet Technology Co., Ltd. ( “ Nanjing Zhongminyuan ” )	June 8, 2015	PRC	N/A
Wuhan Zhongmin Supply Chain Management Co., Ltd. ( “ Wuhan Zhongmin ” )	June 8, 2015	PRC	N/A
Nanchang Zhongmin Supply Chain Management Co., Ltd. ( “ Nanchang Zhongmin ” )	June 8, 2015	PRC	N/A
Yanbian Zhongyue Supply Chain Management Co., Ltd. ( “Yanbian Zhongyue” )	June 8, 2015	PRC	N/A
Beijing Zhonglan Supply Chain Management Co., Ltd. ( “Beijing Zhonglan” )	June 8, 2015	PRC	N/A
Zhenjiang Zhongyuan Supply Chain Management Co., Ltd. ( “Zhenjiang Zhongyuan” )	June 8, 2015	PRC	N/A
Taiyuan Zhongmin Supply Chain Management Co., Ltd. ( “Taiyuan Zhongmin” )	June 8, 2015	PRC	N/A

Schedule of the financial statement balances and amounts of the VIEs and VIEs' subsidiaries
December 31, 2015

Cash	$2,137,414
Accounts receivable, net	3,748,398
Prepaid expenses and other current assets	19,919,504
Inventories, net	94,409
Amounts due from related parties	661,275
Total current assets	26,561,000
Property and equipment, net	317,186
Total non-current assets	317,186
Total assets	$26,878,186
Accounts payable	3,818,023
Accrued expenses and other current liabilities	19,134,673
Advance from customers	828,437
Amounts due to related parties	319,767
Total current liabilities	24,100,900
Total liabilities	$24,100,900

For the year ended December 31, 2015

Revenues	$11,477,552
Net loss	$(8,052,187)

For the year ended December 31, 2015

Net cash provided by operating activities	$238,302
Net cash used in investing activities	$(44,228)
Net cash provided by financing activities	$—